Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive loss, net of tax
	Foreign currency translation	Total
	$	$
Balance as of January 1, 2018	(507)	(507)
Current year other comprehensive (loss)	(1,636)	(1,636)
Balance as of December 31, 2018	(2,143)	(2,143)
Current year other comprehensive (loss) income	239	239
Balance as of December 31, 2019	(1,904)	(1,904)
Current year other comprehensive loss income	661	661
Balance as of December 31, 2020	(1,243)	(1,243)